Provisions - Narrative (Details) - ZAR (R) R in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [line items]
Remaining provision	R 30,611	R 22,415	R 30,611
Restructuring provision
Disclosure of other provisions [line items]
Expected restructuring costs incurred		10,653	2,834
Total cost of restructuring plans		(741)	14,561
Remaining provision	11,465	24	11,465	R 523
Restructuring provision | Europe and Middle East and Australasia segments
Disclosure of other provisions [line items]
Expected restructuring costs incurred	2,700
Total cost of restructuring plans	15,000
Remaining provision	11,500		11,500
Restructuring provision | Africa segment
Disclosure of other provisions [line items]
Expected restructuring costs incurred		100
Reversal of remaining provision balance		400
Other provisions
Disclosure of other provisions [line items]
Expected restructuring costs incurred		0	8,600
Total cost of restructuring plans		224	281
Remaining provision	R 2,673	R 2,561	R 2,673	R 11,261